Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating
Net loss	$ (670,094)	$ (54,134)
Adjustments for:
Depreciation of property, plant and equipment	30,062	8,725
Amortization of intangible assets	16,856	11,761
Share of loss on equity investments	10,752	1,473
Fair value changes in biological assets included in inventory sold and other charges	129,536	67,861
Unrealized gain on changes in fair value of biological assets	(167,550)	(96,721)
Share-based compensation	287,782	51,177
Other assets	(19,359)	(1,853)
Other liabilities	54,345	0
Other income and expense	75,786	(37,494)
Income tax expense	12,318	1,593
Non-cash foreign currency	(18,776)	(201)
Changes in non-cash operating working capital items	(262,168)	(33,693)
Net cash used in operating activities	(520,510)	(81,506)
Investing
Purchases and deposits of property, plant and equipment	(644,456)	(176,037)
Purchases of intangible assets	(38,290)	(2,132)
Proceeds on disposals of property and equipment		75
Purchases of marketable securities	(2,029,812)	(118)
Proceeds on assets classified as held for sale		7,000
Investments in equity method investees	(36,896)	(26,179)
Investments in other financial assets	(91,337)	(22,439)
Net cash outflow on acquisition of NCI	(6,712)
Net cash outflow on acquisition of subsidiaries	(380,482)	(3,753)
Net cash used in investing activities	(3,227,985)	(223,583)
Financing
Payment of share issue costs	(21,646)	(10,008)
Proceeds from issuance of common shares and warrants	5,072,500	470,670
Proceeds from issuance of shares by Canopy Rivers	154,976	54,876
Proceeds from exercise of stock options	48,159	11,053
Proceeds from exercise of warrants	18,790	770
Issuance of long-term debt	600,000
Payment of long-term debt issue costs	(16,380)
Payment of interest on long-term debt	(14,521)
Repayment of long-term debt	(4,680)	(1,512)
Net cash provided by financing activities	5,837,198	525,849
Effect of exchange rate changes on cash and cash equivalents	69,567
Net cash inflow	2,158,270	220,760
Cash and cash equivalents, beginning of period	322,560	101,800
Cash and cash equivalents, end of period	$ 2,480,830	$ 322,560